UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of March 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.0%
Consumer Discretionary — 19.1%
	Distributors — 1.0%
1,185	Genuine Parts Co.	63,542

	Hotels, Restaurants & Leisure — 2.9%
1,156	Darden Restaurants, Inc.	56,773
1,340	Marriott International, Inc., Class A	47,670
931	Royal Caribbean Cruises Ltd. (a)	38,409
957	Yum! Brands, Inc.	49,191

		192,043

	Household Durables — 2.2%
1,827	Fortune Brands, Inc.	113,042
1,049	Jarden Corp.	37,311

		150,353

	Internet & Catalog Retail — 0.7%
2,066	Expedia, Inc.	46,804

	Media — 4.6%
1,137	Cablevision Systems Corp., Class A	39,351
3,170	CBS Corp., Class B	79,372
2,368	Clear Channel Outdoor Holdings, Inc., Class A (a)	34,460
2,027	DISH Network Corp., Class A (a)	49,368
3,624	Gannett Co., Inc.	55,195
762	Omnicom Group, Inc.	37,369
39	Washington Post Co. (The), Class B (c)	16,986

		312,101

	Multiline Retail — 0.9%
802	Kohl’s Corp.	42,554
835	Macy’s, Inc.	20,262

		62,816

	Specialty Retail — 6.0%
196	AutoZone, Inc. (a)	53,749
1,819	Bed Bath & Beyond, Inc. (a)	87,806
5,108	Gap, Inc. (The)	115,756
1,572	Staples, Inc.	30,535
795	Tiffany & Co.	48,847
1,349	TJX Cos., Inc.	67,071

		403,764

	Textiles, Apparel & Luxury Goods — 0.8%
858	Phillips-Van Heusen Corp.	55,770

	Total Consumer Discretionary	1,287,193

Consumer Staples — 5.8%
	Beverages — 1.2%
620	Brown-Forman Corp., Class B	42,325
987	Dr. Pepper Snapple Group, Inc.	36,673

		78,998

	Food & Staples Retailing — 1.3%
3,630	Safeway, Inc.	85,453

	Food Products — 2.3%
1,216	JM Smucker Co. (The)	86,796
1,042	Ralcorp Holdings, Inc. (a)	71,324

		158,120

	Household Products — 0.7%
632	Energizer Holdings, Inc. (a)	44,952

	Tobacco — 0.3%
252	Lorillard, Inc.	23,933

	Total Consumer Staples	391,456

Energy — 8.7%
	Oil, Gas & Consumable Fuels — 8.7%
1,543	CVR Energy, Inc. (a)	35,730
1,279	Devon Energy Corp.	117,331
3,718	El Paso Corp.	66,929
1,759	EQT Corp.	87,784
569	Kinder Morgan Management LLC (a)	37,348
1,066	Newfield Exploration Co. (a)	81,004
1,604	Teekay Corp., (Canada)	59,234
3,092	Williams Cos., Inc. (The)	96,402

	Total Energy	581,762

Financials — 23.3%
	Capital Markets — 3.2%
1,304	Ameriprise Financial, Inc.	79,624
1,785	Invesco Ltd.	45,614
659	Northern Trust Corp.	33,465
894	T. Rowe Price Group, Inc.	59,358

		218,061

	Commercial Banks — 5.4%
618	BancorpSouth, Inc. (c)	9,543
972	BB&T Corp.	26,687
790	City National Corp.	45,070
702	Cullen/Frost Bankers, Inc.	41,426
4,575	Fifth Third Bancorp	63,504
2,897	Huntington Bancshares, Inc.	19,234
970	M&T Bank Corp.	85,784
1,137	SunTrust Banks, Inc.	32,777
1,551	Zions Bancorp	35,773

		359,798

	Insurance — 10.2%
1,127	AON Corp.	59,665
451	Arch Capital Group Ltd., (Bermuda) (a)	44,755
1,294	Cincinnati Financial Corp.	42,459
2,872	Loews Corp.	123,746
5,032	Old Republic International Corp.	63,859
2,143	OneBeacon Insurance Group Ltd., Class A	28,999
1,330	Principal Financial Group, Inc.	42,702
538	Torchmark Corp.	35,780
1,851	Transatlantic Holdings, Inc.	90,088
2,946	W.R. Berkley Corp.	94,887
2,530	XL Group plc, (Ireland)	62,233

		689,173

	Real Estate Investment Trusts (REITs) — 2.8%
1,208	HCP, Inc.	45,824
891	Kimco Realty Corp.	16,341
1,486	Regency Centers Corp.	64,624
735	Vornado Realty Trust	64,343

		191,132

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Real Estate Management & Development — 0.7%
2,470	Brookfield Properties Corp.	43,765

	Thrifts & Mortgage Finance — 1.0%
998	Capitol Federal Financial, Inc.	11,243
4,199	People’s United Financial, Inc.	52,828

		64,071

	Total Financials	1,566,000

Health Care — 6.5%
	Health Care Equipment & Supplies — 1.1%
901	Becton, Dickinson & Co.	71,769

	Health Care Providers & Services — 5.4%
1,424	AmerisourceBergen Corp.	56,318
704	Community Health Systems, Inc. (a)	28,162
1,489	Coventry Health Care, Inc. (a)	47,468
1,120	HCA Holdings, Inc. (a)	37,948
869	Humana, Inc. (a)	60,778
3,580	Lincare Holdings, Inc.	106,176
1,215	VCA Antech, Inc. (a)	30,601

		367,451

	Total Health Care	439,220

Industrials — 9.0%
	Aerospace & Defense — 1.5%
777	Alliant Techsystems, Inc.	54,906
567	L-3 Communications Holdings, Inc.	44,410

		99,316

	Commercial Services & Supplies — 2.1%
4,657	Republic Services, Inc.	139,910

	Electrical Equipment — 3.3%
1,214	AMETEK, Inc.	53,266
916	Cooper Industries plc	59,422
562	Regal-Beloit Corp.	41,500
783	Roper Industries, Inc.	67,671

		221,859

	Industrial Conglomerates — 1.0%
1,505	Carlisle Cos., Inc.	67,040

	Machinery — 1.1%
1,243	Snap-On, Inc.	74,673

	Total Industrials	602,798

Information Technology — 6.0%
	Electronic Equipment, Instruments & Components — 3.4%
1,110	Amphenol Corp., Class A	60,389
1,540	Arrow Electronics, Inc. (a)	64,483
2,875	TE Connectivity Ltd., (Switzerland)	100,111

		224,983

	IT Services — 1.1%
2,252	Jack Henry & Associates, Inc.	76,313

	Semiconductors & Semiconductor Equipment — 0.5%
865	Analog Devices, Inc.	34,060

	Software — 1.0%
2,427	Synopsys, Inc. (a)	67,115

	Total Information Technology	402,471

Materials — 7.5%
	Chemicals — 5.1%
742	Airgas, Inc.	49,257
1,440	Albemarle Corp.	86,053
817	PPG Industries, Inc.	77,806
752	Sherwin-Williams Co. (The)	63,185
1,039	Sigma-Aldrich Corp.	66,147

		342,448

	Containers & Packaging — 2.4%
2,880	Ball Corp.	103,232
838	Rock-Tenn Co., Class A (c)	58,087

		161,319

	Total Materials	503,767

Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.0%
1,628	CenturyLink, Inc.	67,648

	Wireless Telecommunication Services — 0.9%
2,053	Telephone & Data Systems, Inc.	60,618

	Total Telecommunication Services	128,266

Utilities — 11.2%
	Electric Utilities — 1.7%
976	Northeast Utilities	33,756
3,104	Westar Energy, Inc.	82,010

		115,766

	Gas Utilities — 3.7%
2,318	Energen Corp.	146,293
1,568	Oneok, Inc.	104,887

		251,180

	Multi-Utilities — 5.8%
5,643	CMS Energy Corp.	110,819
1,508	NSTAR	69,775
651	Sempra Energy	34,828
2,680	Wisconsin Energy Corp.	81,740
3,862	Xcel Energy, Inc.	92,256

		389,418

	Total Utilities	756,364

	Total Common Stocks (Cost $5,022,631)	6,659,297

Short-Term Investment — 1.1%
	Investment Company — 1.1%
75,550	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $75,550)	75,550

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment of Cash Collateral for Securities on Loan — 1.1%
	Investment Company — 1.1%
74,660	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $74,660)	74,660

	Total Investments — 101.2% (Cost $5,172,841)	6,809,507
	Liabilities in Excess of Other Assets — (1.2)%	(83,093)

	NET ASSETS — 100.0%	$6,726,414

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,704,658
Aggregate gross unrealized depreciation	(67,992)

Net unrealized appreciation/depreciation	$1,636,666

Federal income tax cost of investments	$5,172,841

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$6,809,507	$—	$—	$6,809,507

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between levels 1 and 2 during the period ended March 31, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 27, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 27, 2011